Share-based compensation - Summary of Non Treasury Incentive Award Plan and Deferred Share Unit (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-Treasury Incentive Awards Plan [member]
Statement [Line Items]
Outstanding, beginning of year	1,093,800	0
Granted	3,400	1,120,660
Vested	(363,871)
Forfeited	(44,101)	(26,860)
Outstanding, end of year	689,228	1,093,800
Deferred Share Units Plan
Statement [Line Items]
Outstanding, beginning of year	2,018,499	2,087,580
Granted	42,509	239,754
Vested	(249,763)	(308,835)
Outstanding, end of year	1,811,245	2,018,499